Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document And Entity Information
Entity Registrant Name	GT Biopharma, Inc.
Entity Central Index Key	0000109657
Document Type	S-1
Document Period End Date	Jun. 30, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	true
Entity Shell Company	false